Contingent Liabilities and Commitments (Details) - USD ($) $ in Millions			1 Months Ended
	Dec. 29, 2021	May 20, 2016	Jan. 31, 2020	Dec. 31, 2021
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded from Other Party	$ 410
Accrued environmental loss liabilities				$ 31
Capital Addition Purchase Commitments [Member]
Loss Contingencies [Line Items]
Commitments for construction and acquisition of property, plant, and equipment				214
Gas & NGL Marketing Services
Loss Contingencies [Line Items]
Other Commitment				420
Former Alaska Refinery [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value			$ 86
Energy Transfer Merger [Member]
Loss Contingencies [Line Items]
Loss contingency, damages sought, value		$ 1,480
Gas Pipeline [Member]
Loss Contingencies [Line Items]
Accrued environmental loss liabilities				4
Natural Gas Underground Storage Facilities [Member]
Loss Contingencies [Line Items]
Accrued environmental loss liabilities				8
Former Operations [Member]
Loss Contingencies [Line Items]
Accrued environmental loss liabilities				$ 19